Contract liabilities - Narrative (Details) € in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2021 dose	Sep. 30, 2020 dose	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue Recognition, Contract Liabilities			€ 130,678	€ 89,364
Addition			10,833	128,479
European Commission | COVID VLA2001 | Advance Purchase Agreement (APA)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue Recognition, Contract Liabilities			116,800
Addition				116,900
Total number of doses | dose	60,000,000
Kingdom of Bahrain | COVID VLA2001 | Advance Purchase Agreement (APA)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue Recognition, Contract Liabilities			2,300
Addition			3,800	3,800
Total number of doses | dose	1,000,000
Instituto Butantan | Chikungunya VLA1553 | Partnering agreement, CEPI
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue Recognition, Contract Liabilities			2,000
Addition			2,000
Pfizer Inc. | Lyme VLA15 | Amended Collaboration and License agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue Recognition, Contract Liabilities			5,900
Addition			€ 4,200
US Government Department of Defense (DoD) | IXIARO® | Supply agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Addition				4,700
Total number of doses | dose		370,000
UK Authority | COVID VLA2001 | Vaccine supply agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue Recognition, Contract Liabilities				€ 87,000